Long-term bonds (Outstanding corporate bonds, medium-term notes and debt financing instrument of the Group) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of long-term bonds [line items]
Face value	¥ 25,000,000
Long-term bonds [member]
Disclosure of long-term bonds [line items]
Issue Price	35,300,000	¥ 34,000,000
Balance as at the end of last year	29,978,142	19,990,866
Issued Amount	5,300,000	14,000,000
Interest	1,439,099	1,137,151
Amortization	8,781	(12,724)
Repayment	(4,000,000)	(4,000,000)
Balance as at the end of year	31,286,923	29,978,142
2008 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value		¥ 4,000,000
Issuance Date		May 2008
Initial Period		10 years
Initial Distribution Rate		5.20%
Effective Rate		5.42%
Issue Price		¥ 4,000,000
Balance as at the end of last year	0	3,997,033
Issued Amount		0
Interest		72,943
Amortization		2,967
Repayment		(4,000,000)
Balance as at the end of year		0
2014 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 4,000,000	¥ 4,000,000
Issuance Date	July 2014	July 2014
Initial Period	5 years	5 years
Initial Distribution Rate	5.30%	5.30%
Effective Rate	5.37%	5.37%
Issue Price	¥ 4,000,000	¥ 4,000,000
Balance as at the end of last year	3,993,479	3,993,809
Issued Amount	0	0
Interest	112,679	212,000
Amortization	6,521	(330)
Repayment	(4,000,000)	0
Balance as at the end of year	0	3,993,479
2016 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 3,000,000	¥ 3,000,000
Issuance Date	June 2016	June 2016
Initial Period	5 years	5 years
Initial Distribution Rate	3.48%	3.48%
Effective Rate	3.48%	3.48%
Issue Price	¥ 3,000,000	¥ 3,000,000
Balance as at the end of last year	3,000,010	2,999,949
Issued Amount	0	0
Interest	104,400	104,400
Amortization	62	61
Repayment	0	0
Balance as at the end of year	3,000,072	3,000,010
2016 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,200,000	¥ 1,200,000
Issuance Date	June 2016	June 2016
Initial Period	10 years	10 years
Initial Distribution Rate	3.98%	3.98%
Effective Rate	3.98%	3.98%
Issue Price	¥ 1,200,000	¥ 1,200,000
Balance as at the end of last year	1,199,973	1,199,961
Issued Amount	0	0
Interest	47,760	47,760
Amortization	12	12
Repayment	0	0
Balance as at the end of year	1,199,985	1,199,973
2017 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 5,000,000	¥ 5,000,000
Issuance Date	July 2017	July 2017
Initial Period	5 years	5 years
Initial Distribution Rate	4.69%	4.69%
Effective Rate	4.90%	4.90%
Issue Price	¥ 5,000,000	¥ 5,000,000
Balance as at the end of last year	5,000,939	5,000,000
Issued Amount	0	0
Interest	234,500	234,500
Amortization	939	939
Repayment	0	0
Balance as at the end of year	5,001,878	5,000,939
2017 debt financing instrument (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 500,000	¥ 500,000
Issuance Date	July 2017	July 2017
Initial Period	3 years	3 years
Initial Distribution Rate	4.75%	4.75%
Effective Rate	4.81%	4.81%
Issue Price	¥ 500,000	¥ 500,000
Balance as at the end of last year	499,563	500,129
Issued Amount	0	0
Interest	23,750	23,750
Amortization	283	(566)
Repayment	0	0
Balance as at the end of year	499,846	499,563
2017 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,300,000	¥ 2,300,000
Issuance Date	November 2017	November 2017
Initial Period	3 years	3 years
Initial Distribution Rate	4.99%	4.99%
Effective Rate	4.99%	4.99%
Issue Price	¥ 2,300,000	¥ 2,300,000
Balance as at the end of last year	2,299,916	2,299,985
Issued Amount	0	0
Interest	114,770	114,770
Amortization	46	(69)
Repayment	0	0
Balance as at the end of year	2,299,962	2,299,916
2018 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,500,000	¥ 1,500,000
Issuance Date	April 2018	April 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.90%	4.90%
Effective Rate	4.90%	4.90%
Issue Price	¥ 1,500,000	¥ 1,500,000
Balance as at the end of last year	1,500,010	0
Issued Amount	0	1,500,000
Interest	73,500	54,773
Amortization	30	10
Repayment	0	0
Balance as at the end of year	1,500,040	1,500,010
2018 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 3,000,000	¥ 3,000,000
Issuance Date	May 2018	May 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.80%	4.80%
Effective Rate	4.91%	4.91%
Issue Price	¥ 3,000,000	¥ 3,000,000
Balance as at the end of last year	2,993,135	0
Issued Amount	0	3,000,000
Interest	144,000	96,263
Amortization	2,934	(6,865)
Repayment	0	0
Balance as at the end of year	2,996,069	2,993,135
2018 medium-term notes (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,000,000	¥ 2,000,000
Issuance Date	July 2018	July 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.41%	4.41%
Effective Rate	4.56%	4.56%
Issue Price	¥ 2,000,000	¥ 2,000,000
Balance as at the end of last year	1,998,518	0
Issued Amount	0	2,000,000
Interest	88,200	42,046
Amortization	2,824	(1,482)
Repayment	0	0
Balance as at the end of year	2,001,342	1,998,518
2018 debt financing instrument (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,500,000	¥ 2,500,000
Issuance Date	July 2018	July 2018
Initial Period	3 years	3 years
Initial Distribution Rate	4.68%	4.68%
Effective Rate	4.81%	4.81%
Issue Price	¥ 2,500,000	¥ 2,500,000
Balance as at the end of last year	2,492,636	0
Issued Amount	0	2,500,000
Interest	117,000	55,775
Amortization	2,911	(7,364)
Repayment	0	0
Balance as at the end of year	2,495,547	2,492,636
2018 corporate bonds (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 5,000,000	¥ 5,000,000
Issuance Date	September 2018	September 2018
Initial Period	10 years	10 years
Initial Distribution Rate	5.05%	5.05%
Effective Rate	5.05%	5.05%
Issue Price	¥ 5,000,000	¥ 5,000,000
Balance as at the end of last year	4,999,963	0
Issued Amount	0	5,000,000
Interest	252,500	78,171
Amortization	30	(37)
Repayment	0	0
Balance as at the end of year	4,999,993	4,999,963
2019 corporate bonds (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 2,300,000
Issuance Date	April 2019
Initial Period	10 years
Initial Distribution Rate	4.70%
Effective Rate	4.70%
Issue Price	¥ 2,300,000
Balance as at the end of last year	0
Issued Amount	2,300,000
Interest	74,725
Amortization	(10)
Repayment	0
Balance as at the end of year	2,299,990	0
2019 corporate bonds (2 nd) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,000,000
Issuance Date	July 2019
Initial Period	3 years
Initial Distribution Rate	3.55%
Effective Rate	3.55%
Issue Price	¥ 1,000,000
Balance as at the end of last year	0
Issued Amount	1,000,000
Interest	17,071
Amortization	7
Repayment	0
Balance as at the end of year	1,000,007	0
2019 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 500,000
Issuance Date	July 2019
Initial Period	3 years
Initial Distribution Rate	3.55%
Effective Rate	3.65%
Issue Price	¥ 500,000
Balance as at the end of last year	0
Issued Amount	500,000
Interest	8,051
Amortization	(1,241)
Repayment	0
Balance as at the end of year	498,759	0
2019 medium-term notes (1 st) [member]
Disclosure of long-term bonds [line items]
Face value	¥ 1,500,000
Issuance Date	July 2019
Initial Period	5 years
Initial Distribution Rate	3.85%
Effective Rate	3.96%
Issue Price	¥ 1,500,000
Balance as at the end of last year	0
Issued Amount	1,500,000
Interest	26,193
Amortization	(6,567)
Repayment	0
Balance as at the end of year	¥ 1,493,433	¥ 0